DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	£ (1,988)	£ (1,071)
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	(760)	(793)
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Hedged liability fair value hedge	£ (1,228)	£ (278)